Submission	Mar. 02, 2026
Submission [Line Items]
Central Index Key	0001281895
Registrant Name	Rocket Pharmaceuticals, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A